April 8, 2022

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re: Boston Trust Walden Funds

Ladies and Gentlemen:

On behalf of Boston Trust Walden Funds (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14a under the Securities Exchange Act of 1934. The proxy relates to the election of two trustees to the Board of Trustees of the Trust, and the approvals of proposed amendments to the fundamental policies of each series of the Trust regarding loans, borrowing and commodities.

Please call the undersigned at 614-469-3297 with any comments or questions.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Micheal.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297